Consolidated Statements of Shareholders’ Equity - USD ($)	Common Shares	Class A Special Shares	Class B Special Shares	Other Reserves	Secured Convertible Debt - Equity Component	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- controlling interest	Total
Balance at Dec. 31, 2023	$ 51,020,121			$ 21,053		$ (53,363,032)	$ (1,507,034)		$ (3,828,892)
Issuance of shares from private placement	1,396,702			11,531,486					12,928,188
Issuance of shares upon exercise of prefunded warrants	11,528,116			(11,528,116)
Cancelled shares	(1,445,188)								(1,445,188)
Share issuance costs	(728,056)								(728,056)
Fair value of RSUs redeemed at $577.97 per share	1,547,703								1,547,703
Net loss						(4,096,029)			(4,096,029)
Translation adjustment							(101,188)		(101,188)
Balance at Dec. 31, 2024	63,319,398			24,423		(57,459,061)	(1,608,222)		4,276,538
Issuance of shares from private placement	320,000								320,000
Issuance of special shares pursuant to the acquisition of First Towers		597,836	19,700,885						20,298,721
Issuance of special shares pursuant to a debt settlement			754,356						754,356
Issuance of shares upon conversion of promissory note	10,737,400								10,737,400
Equity component of convertible debenture	(777,627)								(777,627)
Share issuance costs	(44,071)								(44,071)
Impact of loss of control of Canmart	(3)			(21,053)		21,056	(520,792)		(520,792)
Net loss						(45,653,948)		(1,205,363)	(46,859,311)
Translation adjustment							(175,651)		(175,651)
Balance at Dec. 31, 2025	$ 73,555,097	$ 597,836	$ 20,455,241	$ 3,370	$ 720,381	$ (103,091,953)	$ (2,304,665)	$ (1,205,363)	$ (11,990,437)